Inventories - Impairment of Inventory (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision of inventories [Abstract]
Beginning balance	¥ 54	¥ 221
Provision for inventories	56	20
Written off upon disposal	(38)	(187)
Ending balance	¥ 72	¥ 54